POSTRETIREMENT BENEFIT PLANS - Summary of Defined Benefit Plan (Details)	Dec. 31, 2023
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Defined benefit plan, plan assets, target allocation, percentage	30.00%
Global equity securities | Principal pension
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Defined benefit plan, plan assets, actual allocation, percentage	17.00%
Global equity securities | Other pension
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Defined benefit plan, plan assets, target allocation, percentage	19.00%
Defined benefit plan, plan assets, actual allocation, percentage	19.00%
Global equity securities | Minimum | Principal pension
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Defined benefit plan, plan assets, target allocation, percentage	10.00%
Debt securities | Principal pension
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Defined benefit plan, plan assets, actual allocation, percentage	55.00%
Debt securities | Other pension
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Defined benefit plan, plan assets, target allocation, percentage	59.00%
Defined benefit plan, plan assets, actual allocation, percentage	63.00%
Debt securities | Minimum | Principal pension
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Defined benefit plan, plan assets, target allocation, percentage	31.00%
Debt securities | Maximum | Principal pension
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Defined benefit plan, plan assets, target allocation, percentage	81.50%
Real estate | Principal pension
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Defined benefit plan, plan assets, actual allocation, percentage	6.00%
Real estate | Other pension
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Defined benefit plan, plan assets, target allocation, percentage	8.00%
Defined benefit plan, plan assets, actual allocation, percentage	12.00%
Real estate | Minimum | Principal pension
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Defined benefit plan, plan assets, target allocation, percentage	1.00%
Real estate | Maximum | Principal pension
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Defined benefit plan, plan assets, target allocation, percentage	10.00%
Private equities and other investments | Principal pension
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Defined benefit plan, plan assets, actual allocation, percentage	22.00%
Private equities and other investments | Other pension
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Defined benefit plan, plan assets, target allocation, percentage	14.00%
Defined benefit plan, plan assets, actual allocation, percentage	6.00%
Private equities and other investments | Minimum | Principal pension
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Defined benefit plan, plan assets, target allocation, percentage	6.00%
Private equities and other investments | Maximum | Principal pension
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Defined benefit plan, plan assets, target allocation, percentage	34.00%